Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Aug. 05, 2015
Registrant Name		dei_EntityRegistrantName	RYDEX ETF TRUST
Central Index Key		dei_EntityCentralIndexKey	0001208211
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Aug. 05, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 05, 2015
Prospectus Date		rr_ProspectusDate	Aug. 13, 2015
Guggenheim Broad Market and Sector Equal Weight ETFs | Guggenheim S&P 500 Equal Weight Real Estate ETF
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	GUGGENHEIM S&P 500® EQUAL WEIGHT REAL ESTATE ETF (EWRE)
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock
The investment objective of the Guggenheim S&P 500® Equal Weight Real Estate ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Real Estate Index (the “Underlying Index”).

Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is new, and therefore, does not have a historical portfolio turnover rate.

Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2015.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an equal weighted version of the S&P 500® Real Estate Index that consists of equity Real Estate Investment Trusts (REITs) and common stock of companies that are classified as Diversified Real Estate Activities Companies, Real Estate Operating Companies, Real Estate Development and Real Estate Services Companies and companies that comprise the Real Estate sector of the S&P 500® Index. As of July 20, 2015, the Underlying Index included 25 component securities with capitalizations ranging from $5.8 billion to $53.9 billion. In general, the equal weighting of the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Advisor expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the Fund’s tracking of the Underlying Index and seeks to maintain an appropriate correlation. The Advisor rebalances the Fund’s portfolio at the same rebalance interval(s) utilized by the Underlying Index.

As long as the Fund invests at least 80% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in stocks that are not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Shares Trading Risk—An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value ("NAV") of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment.

Market Risk—The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.

Passive Investment/Index Strategy Risk—The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Real Estate Investment Trust (REIT) Risk—REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns in the real estate sector which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

Real Estate Sector Concentration Risk—To the extent that the Fund’s investments are concentrated in issuers conducting business in the real estate sector, including REITs, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the real estate sector. The performance of real estate companies has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, possible lack of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates.

Trading Halt Risk—An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Client Services at 800.820.0888.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Guggenheim Broad Market and Sector Equal Weight ETFs | Guggenheim S&P 500 Equal Weight Real Estate ETF | Guggenheim S&P 500 Equal Weight Real Estate ETF
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	EWRE
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 128

[1]	Other Expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2015.